Shareholder Report	1 Months Ended	6 Months Ended	114 Months Ended
	May 31, 2024 USD ($) Holding	May 31, 2024 USD ($) Holding	May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		AB CAP FUND, INC.
Entity Central Index Key		0000081443
Entity Investment Company Type		N-1A
Document Period End Date		May 31, 2024
C000141795
Shareholder Report [Line Items]
Fund Name		AB Small Cap Value Portfolio
Class Name		Advisor Class
Trading Symbol		SCYVX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the AB Small Cap Value Portfolio (the “Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.abfunds.com/link/AB/SCYVX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number		(800) 227 4618
Additional Information Website		https://www.abfunds.com/link/AB/SCYVX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$49	0.92%

Expenses Paid, Amount		$ 49
Expense Ratio, Percent		0.92%
Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	S&P 500 Index	Russell 2000 Value Index
12/14	$10,000	$10,000	$10,000
11/15	$10,693	$10,238	$9,982
11/16	$12,804	$11,063	$11,964
11/17	$14,301	$13,593	$13,563
11/18	$13,628	$14,446	$13,315
11/19	$14,229	$16,773	$13,843
11/20	$13,884	$19,701	$13,891
11/21	$19,474	$25,202	$18,476
11/22	$18,204	$22,881	$17,599
11/23	$16,524	$26,048	$16,766
05/24	$18,873	$30,308	$19,013

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	Since Inception 12/3/14
Advisor Class (without sales charge)	14.21%	19.89%	8.27%	6.92%
Advisor Class (with sales charge)	14.21%	19.89%	8.27%	6.92%
S&P 500 Index	16.36%	28.19%	15.80%	12.38%
Russell 2000 Value Index	13.40%	21.76%	8.77%	7.00%

Performance Inception Date			Dec. 03, 2014
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 617,668,887	$ 617,668,887	$ 617,668,887
Holdings Count | Holding	101	101	101
Advisory Fees Paid, Amount		$ 2,943,035
InvestmentCompanyPortfolioTurnover		32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$617,668,887
# of Portfolio Holdings	101
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$2,943,035

Holdings [Text Block]

Sector Allocation

Value	Value
Industrials	21.8%
Financials	21.3%
Consumer Discretionary	12.2%
Information Technology	11.3%
Energy	8.4%
Materials	7.8%
Real Estate	5.9%
Health Care	3.8%
Communication Services	2.6%
Utilities	2.5%
Short-Term Investments	1.5%
Consumer Staples	1.2%
Others	0.1%
Other assets less liabilities	-0.4%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Blue Bird Corp.	$12,778,449	2.1%
Matador Resources Co.	$10,457,131	1.7%
REV Group, Inc.	$10,181,993	1.6%
Magnolia Oil & Gas Corp. - Class A	$10,091,981	1.6%
ATI, Inc.	$9,450,102	1.5%
Northern Oil and Gas, Inc.	$8,859,257	1.4%
Cactus, Inc. - Class A	$8,562,715	1.4%
ABM Industries, Inc.	$8,559,652	1.4%
Criteo SA (Sponsored ADR)	$8,383,330	1.4%
Avient Corp.	$8,237,160	1.3%
Total	$95,561,770	15.4%

Material Fund Change [Text Block]
C000141790
Shareholder Report [Line Items]
Fund Name		AB Small Cap Value Portfolio
Class Name		Class A
Trading Symbol		SCAVX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the AB Small Cap Value Portfolio (the “Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.abfunds.com/link/AB/SCAVX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number		(800) 227 4618
Additional Information Website		https://www.abfunds.com/link/AB/SCAVX-S
Expenses [Text Block]

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	1.17%

Expenses Paid, Amount		$ 63
Expense Ratio, Percent		1.17%
Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A	S&P 500 Index	Russell 2000 Value Index
12/14	$10,000	$10,000	$10,000
11/15	$10,662	$10,238	$9,982
11/16	$12,744	$11,063	$11,964
11/17	$14,190	$13,593	$13,563
11/18	$13,485	$14,446	$13,315
11/19	$14,054	$16,773	$13,843
11/20	$13,673	$19,701	$13,891
11/21	$19,132	$25,202	$18,476
11/22	$17,847	$22,881	$17,599
11/23	$16,148	$26,048	$16,766
05/24	$18,430	$30,308	$19,013

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	Since Inception 12/3/14
Class A (without sales charge)	14.13%	19.58%	7.99%	6.65%
Class A (with sales charge)	9.25%	14.51%	7.06%	6.17%
S&P 500 Index	16.36%	28.19%	15.80%	12.38%
Russell 2000 Value Index	13.40%	21.76%	8.77%	7.00%

Performance Inception Date			Dec. 03, 2014
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 617,668,887	$ 617,668,887	$ 617,668,887
Holdings Count | Holding	101	101	101
Advisory Fees Paid, Amount		$ 2,943,035
InvestmentCompanyPortfolioTurnover		32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$617,668,887
# of Portfolio Holdings	101
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$2,943,035

Holdings [Text Block]

Sector Allocation

Value	Value
Industrials	21.8%
Financials	21.3%
Consumer Discretionary	12.2%
Information Technology	11.3%
Energy	8.4%
Materials	7.8%
Real Estate	5.9%
Health Care	3.8%
Communication Services	2.6%
Utilities	2.5%
Short-Term Investments	1.5%
Consumer Staples	1.2%
Others	0.1%
Other assets less liabilities	-0.4%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Blue Bird Corp.	$12,778,449	2.1%
Matador Resources Co.	$10,457,131	1.7%
REV Group, Inc.	$10,181,993	1.6%
Magnolia Oil & Gas Corp. - Class A	$10,091,981	1.6%
ATI, Inc.	$9,450,102	1.5%
Northern Oil and Gas, Inc.	$8,859,257	1.4%
Cactus, Inc. - Class A	$8,562,715	1.4%
ABM Industries, Inc.	$8,559,652	1.4%
Criteo SA (Sponsored ADR)	$8,383,330	1.4%
Avient Corp.	$8,237,160	1.3%
Total	$95,561,770	15.4%

Material Fund Change [Text Block]
C000141791
Shareholder Report [Line Items]
Fund Name		AB Small Cap Value Portfolio
Class Name		Class C
Trading Symbol		SCCVX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the AB Small Cap Value Portfolio (the “Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.abfunds.com/link/AB/SCCVX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number		(800) 227 4618
Additional Information Website		https://www.abfunds.com/link/AB/SCCVX-S
Expenses [Text Block]

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$103	1.92%

Expenses Paid, Amount		$ 103
Expense Ratio, Percent		1.92%
Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C	S&P 500 Index	Russell 2000 Value Index
12/14	$10,000	$10,000	$10,000
11/15	$10,578	$10,238	$9,982
11/16	$12,547	$11,063	$11,964
11/17	$13,869	$13,593	$13,563
11/18	$13,090	$14,446	$13,315
11/19	$13,536	$16,773	$13,843
11/20	$13,075	$19,701	$13,891
11/21	$18,151	$25,202	$18,476
11/22	$16,817	$22,881	$17,599
11/23	$15,109	$26,048	$16,766
05/24	$17,174	$30,308	$19,013

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	Since Inception 12/3/14
Class C (without sales charge)	13.67%	18.59%	7.22%	5.86%
Class C (with sales charge)	12.67%	17.59%	7.22%	5.86%
S&P 500 Index	16.36%	28.19%	15.80%	12.38%
Russell 2000 Value Index	13.40%	21.76%	8.77%	7.00%

Performance Inception Date			Dec. 03, 2014
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 617,668,887	$ 617,668,887	$ 617,668,887
Holdings Count | Holding	101	101	101
Advisory Fees Paid, Amount		$ 2,943,035
InvestmentCompanyPortfolioTurnover		32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$617,668,887
# of Portfolio Holdings	101
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$2,943,035

Holdings [Text Block]

Sector Allocation

Value	Value
Industrials	21.8%
Financials	21.3%
Consumer Discretionary	12.2%
Information Technology	11.3%
Energy	8.4%
Materials	7.8%
Real Estate	5.9%
Health Care	3.8%
Communication Services	2.6%
Utilities	2.5%
Short-Term Investments	1.5%
Consumer Staples	1.2%
Others	0.1%
Other assets less liabilities	-0.4%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Blue Bird Corp.	$12,778,449	2.1%
Matador Resources Co.	$10,457,131	1.7%
REV Group, Inc.	$10,181,993	1.6%
Magnolia Oil & Gas Corp. - Class A	$10,091,981	1.6%
ATI, Inc.	$9,450,102	1.5%
Northern Oil and Gas, Inc.	$8,859,257	1.4%
Cactus, Inc. - Class A	$8,562,715	1.4%
ABM Industries, Inc.	$8,559,652	1.4%
Criteo SA (Sponsored ADR)	$8,383,330	1.4%
Avient Corp.	$8,237,160	1.3%
Total	$95,561,770	15.4%

Material Fund Change [Text Block]
C000249214
Shareholder Report [Line Items]
Fund Name	AB Mid Cap Value Portfolio
Class Name	Class Z
Trading Symbol	ABMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Mid Cap Value Portfolio (the “Fund”) for the period of April 30, 2024 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABMVX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABMVX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$10	0.67%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.67%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class Z	Russell Midcap Value Index	S&P 500 Index
04/24	$10,000	$10,000	$10,000
05/24	$10,330	$10,188	$10,331

Average Annual Return [Table Text Block]
Since Inception 4/30/24
Class Z (without sales charge)	3.30%
Class Z (with sales charge)	3.30%
Russell Midcap Value Index	1.88%
S&P 500 Index	3.31%

Performance Inception Date	Apr. 30, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,066,217	$ 2,066,217	$ 2,066,217
Holdings Count | Holding	56	56	56
Advisory Fees Paid, Amount	$ (55,105)
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,066,217
# of Portfolio Holdings	56
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$(55,105)

Holdings [Text Block]

Sector Allocation

Value	Value
Industrials	18.8%
Consumer Discretionary	13.0%
Financials	12.8%
Information Technology	9.7%
Health Care	9.5%
Energy	7.6%
Real Estate	7.3%
Utilities	6.6%
Materials	6.4%
Consumer Staples	4.9%
Communication Services	2.2%
Short-Term Investments	1.1%
Other assets less liabilities	0.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Humana, Inc.	$60,164	2.9%
Corteva, Inc.	$53,814	2.6%
CenterPoint Energy, Inc.	$52,294	2.5%
Cameco Corp.	$51,680	2.5%
First Citizens BancShares, Inc./NC - Class A	$50,953	2.5%
Fluor Corp.	$50,214	2.4%
NXP Semiconductors NV	$48,434	2.3%
EOG Resources, Inc.	$47,329	2.3%
Tapestry, Inc.	$46,056	2.2%
American Financial Group, Inc./OH	$45,988	2.2%
Total	$506,926	24.4%

Material Fund Change [Text Block]